Financial assets and liabilities (Details Narrative) $ in Thousands							12 Months Ended
	Nov. 04, 2024 USD ($)	Oct. 20, 2023 USD ($)	Sep. 17, 2023 USD ($)	Aug. 26, 2020 USD ($)	Jul. 31, 2020 USD ($)	Oct. 27, 2014 USD ($)	Dec. 31, 2024 ARS ($) shares	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Jan. 31, 2024 USD ($)	Oct. 19, 2023 USD ($)	Oct. 18, 2023 USD ($)	Aug. 15, 2023	May 24, 2020	Jul. 23, 2019 USD ($)	Jun. 21, 2019 USD ($)	May 26, 2019 USD ($)	May 15, 2019 USD ($)	Feb. 15, 2019 USD ($)	Jan. 17, 2018 USD ($)	Oct. 20, 2017 USD ($)
IfrsStatementLineItems [Line Items]
Fixed interest rate							0.11448%					0.11448%
Trade and other receivables current							$ 217,709,239	$ 351,209,954
Bonds issued face value Class A			$ 37,232,818
Bonds issued face value Class B			$ 50,000,000
Additional bonds issued face value Class A		$ 10,000,000
Non-cash transactions includes income for exposure to change in purchasing power of currency							418,228,652	478,210,563
Thermal Station Brigadier Lopez [Member]
IfrsStatementLineItems [Line Items]
Short-term loans												$ 154,662,725,000
Trade and other receivables current							$ 884,757	1,926,679
Borrowings interest rate							5.00%					5.00%
CPLA Castellana SAUSAU [Member]
IfrsStatementLineItems [Line Items]
Short-term loans																								$ 100,050,000
Accrued amount																						$ 5,000,000
LIBOR plus rate																						3.50%
Remaining LIBOR plus rate																						5.25%
Trade receivables							$ 4,398,541	4,527,626
Balance of loan amount							82,489,726	163,065,548
CP Achiras SAU [Member]
IfrsStatementLineItems [Line Items]
Fixed interest rate																					8.05%
Short-term loans																							$ 50,700,000
Accrued amount																					$ 40,700,000
Remaining fixed interest rate																					6.77%
Kreditansta Wiederaufbau [Member]
IfrsStatementLineItems [Line Items]
Short-term loans																				$ 56,000,000
LIBOR plus rate																				1.15%
Balance of loan amount							23,522,026	53,420,697
JP Morgan Chase Bank NA And Morgan Stanley Senior Funding INC [Member]
IfrsStatementLineItems [Line Items]
Dividend restriction									$ 20,000,000		$ 25,000,000
Prepaid principal amount													$ 6,056,922	$ 49,043,078
Borrowings								10,708,306
Vientos La Genoveva SAU [Member]
IfrsStatementLineItems [Line Items]
Short-term loans																			$ 76,100,000
LIBOR plus rate																6.50%
Borrowings							58,517,410	109,261,043
Trade and other receivables current							2,288,195	12,026,288
CPR Energy Solutions SAU [Member]
IfrsStatementLineItems [Line Items]
Borrowings							3,620,597	9,804,836
Borrowings interest rate																	8.50%
Interest rate increased																	0.50%
Banco De Galicia Y Buenos Aires S A [Member]
IfrsStatementLineItems [Line Items]
Short-term loans																		$ 37,500,000
Vientos La Genoveva IISAU [Member]
IfrsStatementLineItems [Line Items]
LIBOR plus rate																		5.95%
Borrowings							11,204,220	29,122,858
CP Manque SA Uand CP Los Olivos SAU [Member]
IfrsStatementLineItems [Line Items]
Bond principal				$ 80,000,000
Bonds issued class I												$ 35,160,000
Bonds issued class II							$ 1,109,925
CPSA Notes Program [Member]
IfrsStatementLineItems [Line Items]
Bond principal					$ 500,000,000
CPSA Shares Buyback Program [Member]
IfrsStatementLineItems [Line Items]
Annual fixed percentage rate							25.00%					25.00%
Share price description							The maximum price to be paid for the shares is USD 8 per American Depositary Receipt (“ADR”) in the NYSE and up to a maximum of ARS 605 per share in BYMA, which was increased to ARS 800 per share as per the decision of the Company's Board of Directors on October 17, 2023.
Share purchase during period | shares							2,552,027
Share purchase value during period							$ 1,316,069
Mitsubishi Corporation Loan [Member]
IfrsStatementLineItems [Line Items]
Borrowings							$ 34,480,916	74,326,341
Annual fixed percentage rate						0.25%	7.42%					7.42%
Accrued and accumulated interest amount						$ 66,061,897
Capital due date for amount						$ 120,605,058
Capital due date, description						an 18-year term, with a 12-month grace period, which must be fully repaid before December 15, 2032
Minimum annual payment						$ 3,000,000
Equinor Wind Power AS [Member]
IfrsStatementLineItems [Line Items]
Borrowings								31,869,295							$ 1,768,897
Annual fixed percentage rate															9.00%
Capital amount												$ 62,199,879
Interest amount												8,983,951
Capital paid															$ 40,000,000
Banco Santander International [Member]
IfrsStatementLineItems [Line Items]
Short-term loans															$ 40,000,000
Borrowings							$ 41,831,547	71,374,013
Annual fixed percentage rate															6.50%
Vientos La Genoveva II S.A.U [Member]
IfrsStatementLineItems [Line Items]
Short-term loans												$ 1,353,776
Annual rate							7.00%					7.00%
Banco Santander S.A. [Member]
IfrsStatementLineItems [Line Items]
Short-term loans	$ 36,318											$ 252,899
Annual rate	7.00%
Maturity date	May 05, 2025
Banco Santander S.A. [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual rate							7.00%					7.00%
Banco Santander S.A. [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual rate							8.00%					8.00%
CVO Receivables [Member]
IfrsStatementLineItems [Line Items]
Receivables collections							$ 79,625,354	$ 80,432,228		$ 84,133,970
Cvo receivables collections							3,343,168
CVO Receivables One [Member]
IfrsStatementLineItems [Line Items]
Receivables collections							$ 4,036,843